SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

On June 14, 2013, the Company acquired all right and title to oil and gas leases for a total of 559 gross  acres in the Unit for the 1st Cat Creek  formation  in the Musselshell County,  Montana. The property includes 6 wells in a field to be water  flooded that needs the wells to be re-worked.  The Company  acquires such leases in exchange for $25,000 cash and a 5% working interest.

On June 14, 2013, the Company acquired all right and title to oil and gas leases for a total of 722 gross acres in the Musselshell  County,  Montana. In exchange for such oil and gas leases,  the Company paid $101,100 in a combination of cash and  stock,  as  follows:  (a)  $65,000  in cash;  and (b)  $36,100  payable  in restricted  common  stock  valued at $0.58  per  share  (2/3 of the June 4, 2013 closing price of $0.87) for a total of 62,242 shares.

In addition,  the Company has a thirty day option to purchase  other oil and gas leases in the Musselshell Field from S  L Energy for a price of $60 per acre.

On June 17, 2012, the Company  closed on the  acquisition of all right and title to certain  mineral  estates in Grand County,  Utah. The mineral estates include

4,435 acres, 9 well bores and space to drill additional wells. In addition,  the

Company acquired the owner's natural gas gathering system,  which  interconnects with  the  Company's  existing  gathering  system,  thereby  reducing  new  pipe gathering system construction by several miles. The Company has acquired 100% of the working interests in the estates.

In exchange for such mineral estates,  the Company paid a total of $100,000 in a combination of cash and stock,  (a) $75,000 in cash; and (b) $25,000 in the form of 50,000 shares of the Company's restricted common stock.

The  properties  are located in Grand County,  Utah in the Greater Cisco area of the Uintah  Basin and are  located in the  vicinity  of the  Company's  existing properties in the Greater Cisco area.

The Company has evaluated it activities subsequent to March 31, 2013 and through the  issuance  of  the  financial  statements  and  found  no  other  reportable subsequent events.

NOTE 14 - SUBSEQUENT EVENTS

On June 14, 2013, the Company acquired all right and title to oil and gas leases for a total of 559 gross  acres in the Unit for the 1st Cat Creek  formation  in the Musselshell County,  Montana. The property includes 6 wells in a field to be water  flooded that needs the wells to be re-worked.  The Company  acquires such leases in exchange for $25,000 cash and a 5% working interest.

On June 14, 2013, the Company acquired all right and title to oil and gas leases for a total of 722 gross acres in the Musselshell  County,  Montana. In exchange for such oil and gas leases,  the Company paid $101,100 in a combination of cash and  stock,  as  follows:  (a)  $65,000  in cash;  and (b)  $36,100  payable  in restricted  common  stock  valued at $0.58  per  share  (2/3 of the June 4, 2013 closing price of $0.87) for a total of 62,242 shares.

In addition,  the Company has a thirty day option to purchase  other oil and gas leases in the Musselshell Field from S  L Energy for a price of $60 per acre.

On June 17, 2012, the Company  closed on the  acquisition of all right and title to certain  mineral  estates in Grand County,  Utah. The mineral estates include

4,435 acres, 9 well bores and space to drill additional wells. In addition,  the

Company acquired the owner's natural gas gathering system,  which  interconnects with  the  Company's  existing  gathering  system,  thereby  reducing  new  pipe gathering system construction by several miles. The Company has acquired 100% of the working interests in the estates.

In exchange for such mineral estates,  the Company paid a total of $100,000 in a combination of cash and stock,  (a) $75,000 in cash; and (b) $25,000 in the form of 50,000 shares of the Company's restricted common stock.

The  properties  are located in Grand County,  Utah in the Greater Cisco area of the Uintah  Basin and are  located in the  vicinity  of the  Company's  existing properties in the Greater Cisco area.

The Company has  evaluated it activities  subsequent to the year ended  December

31,  2012,  through the  issuance  of  financial  statements  and found no other reportable subsequent events.